UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143

Eaton Vance Florida Plus Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Florida Plus Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.8%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$961,080
		$961,080
Escrowed/Prerefunded — 8.1%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$619,745
1,805	Lakeland Hospital System, (Lakeland Regional Health System), Prerefunded to 11/15/12, 5.50%, 11/15/32	1,983,857
1,200	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/29	1,263,492
440	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	478,641
		$4,345,735
Health Care-Miscellaneous — 0.6%
$147	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$147,031
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	187,682
		$334,713
Hospital — 13.9%
$210	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	$194,613
1,030	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	954,604
1,250	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,240,425
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	872,950
3,135	South Miami Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	2,788,238
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,401,386
		$7,452,216
Housing — 7.2%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$546,110
505	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	483,755
475	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	530,214
2,000	Maryland Community Development Authority, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,654,780
710	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	646,838
		$3,861,697
Industrial Development Revenue — 9.8%
$754	Broward County, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$721,378
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	896,520
2,250	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (2)	2,179,845
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	571,421
1,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	875,470
		$5,244,634

Insured-Education — 16.4%
$3,500	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	$3,313,100
2,820	Florida Gulf Coast University Financing Corporation, (MBIA), 4.75%, 8/1/32	2,541,046
645	Orange County Educational Facilities Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/32	630,958
650	Orange County Educational Facilities Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/37	634,647
1,735	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	1,634,092
		$8,753,843
Insured-Electric Utilities — 7.8%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,547,280
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	988,218
1,700	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	1,605,939
		$4,141,437
Insured-Escrowed/Prerefunded — 1.2%
$650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$660,770
		$660,770
Insured-General Obligations — 13.8%
$470	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	$437,034
2,000	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/37(3)	1,849,080
685	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38 (3)	619,240
1,500	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (1) (4)	1,675,845
2,940	Wayne Charter County, MI, (FSA), 5.00%, 2/1/38	2,778,800
		$7,359,999
Insured-Hospital — 6.7%
$1,000	Maricopa County, AZ, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	$980,740
410	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	372,120
25	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47	22,196
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47 (2)	2,219,688
		$3,594,744
Insured-Housing — 1.9%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,028,511
		$1,028,511
Insured-Special Tax Revenue — 18.0%
$670	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$556,602
2,910	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35	2,763,860
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	573,922
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	786,250
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	781,192
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,322,809
14,850	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	850,756
2,535	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	280,143
5,030	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	523,422
3,165	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	310,265
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	901,970
		$9,651,191

Insured-Transportation — 23.0%
$670	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	$574,538
2,665	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	2,368,998
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,146,072
2,000	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	1,788,980
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	502,220
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	655,584
3,975	Miami-Dade County, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38 (2)	3,595,387
750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	673,808
		$12,305,587
Insured-Water and Sewer — 26.0%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$911,540
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33 (5)	1,913,680
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,503,075
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	988,430
920	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34 (3)	796,803
2,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	541,075
2,415	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	491,766
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28 (6)	3,826,360
1,156	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (2)	1,068,100
1,844	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (2)	1,886,330
		$13,927,159
Nursing Home — 1.9%
$265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$265,557
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	740,116
		$1,005,673
Special Tax Revenue — 17.9%
$90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$86,960
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	454,060
255	Dupree Lakes Community Development District, 5.00%, 11/1/10	244,739
205	Dupree Lakes Community Development District, 5.00%, 5/1/12	190,189
360	Dupree Lakes Community Development District, 5.375%, 5/1/37	276,577
315	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	303,178
240	Heritage Springs Community Development District, 5.25%, 5/1/26	217,882
720	Heritage Springs Community Development District, 6.75%, 5/1/21	721,534
340	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	307,931
140	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	105,063
350	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	259,781
625	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	626,350
985	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	757,426
485	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	416,969
600	Sterling Hill Community Development District, 6.20%, 5/1/35	580,746
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	511,950
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	784,400
780	University Square Community Development District, 6.75%, 5/1/20	789,750
700	Waterlefe Community Development District, 6.95%, 5/1/31	715,743
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	151,167
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	$1,062,025
		$9,564,420
Transportation — 4.1%
$2,500	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	$2,191,325
		$2,191,325

Total Tax-Exempt Investments — 180.1% (identified cost $103,558,963)	$96,384,734
Other Assets, Less Liabilities — (13.8)%	$(7,369,359)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.3)%	$(35,508,764)
Net Assets Applicable to Common Shares — 100.0%	$53,506,611

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At February 29, 2008, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

Florida 70.7%
Others, representing less than 10% individually 29.3%

The Trust invests primarily in debt securities issued by Florida and other state municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 63.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 20.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $2,295,590 or 4.3% of the Trust’s net assets applicable to common shares.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	When-issued security.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at February 29, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/08	60 U.S. Treasury Bond	Short	$(6,891,821)	$(7,117,500)	$(225,679)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,475,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(13,379)
Merrill Lynch Capital Services, Inc.	$3,975,000	4.9025%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	6,521
Morgan Stanley Capital Services, Inc.	$1,500,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	(113,878)
					$(120,736)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,890,195
Gross unrealized appreciation	1,063,460
Gross unrealized depreciation	(8,393,921)
Net unrealized depreciation	$(7,330,461)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(225,679)
Level 2	Other Significant Observable Inputs	96,384,734	(120,736)
Level 3	Significant Unobservable Inputs	—	—
Total		$96,384,734	$(346,415)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Plus Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008